Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
October 31, 2023
RW22-NPRT1-1223
1.858584.117
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	14,097	186,501
Fidelity Series Commodity Strategy Fund (a)	1,070	106,460
Fidelity Series Large Cap Growth Index Fund (a)	7,106	118,180
Fidelity Series Large Cap Stock Fund (a)	7,052	124,882
Fidelity Series Large Cap Value Index Fund (a)	16,593	224,341
Fidelity Series Small Cap Core Fund (a)	66	617
Fidelity Series Small Cap Opportunities Fund (a)	4,902	56,862
Fidelity Series Value Discovery Fund (a)	5,761	82,380
TOTAL DOMESTIC EQUITY FUNDS (Cost $836,523)		900,223

International Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,668	87,820
Fidelity Series Emerging Markets Fund (a)	17,846	137,769
Fidelity Series Emerging Markets Opportunities Fund (a)	34,812	551,429
Fidelity Series International Growth Fund (a)	15,077	223,137
Fidelity Series International Index Fund (a)	7,922	83,814
Fidelity Series International Small Cap Fund (a)	14,599	211,976
Fidelity Series International Value Fund (a)	20,882	222,180
Fidelity Series Overseas Fund (a)	19,716	223,182
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,720,292)		1,741,307

Bond Funds - 72.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	297,286	2,827,190
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	11,748	85,757
Fidelity Series Corporate Bond Fund (a)	140,258	1,189,387
Fidelity Series Emerging Markets Debt Fund (a)	10,409	73,381
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,707	24,474
Fidelity Series Floating Rate High Income Fund (a)	1,589	14,224
Fidelity Series Government Bond Index Fund (a)	204,160	1,778,233
Fidelity Series High Income Fund (a)	9,729	76,861
Fidelity Series International Credit Fund (a)	978	7,368
Fidelity Series International Developed Markets Bond Index Fund (a)	67,811	565,544
Fidelity Series Investment Grade Bond Fund (a)	190,801	1,783,986
Fidelity Series Investment Grade Securitized Fund (a)	144,606	1,194,448
Fidelity Series Long-Term Treasury Bond Index Fund (a)	116,111	579,392
Fidelity Series Real Estate Income Fund (a)	1,726	15,617
TOTAL BOND FUNDS (Cost $11,905,819)		10,215,862

Short-Term Funds - 9.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.09% (a)(b)	259,807	259,807
Fidelity Series Short-Term Credit Fund (a)	26,906	259,105
Fidelity Series Treasury Bill Index Fund (a)	78,402	778,528
TOTAL SHORT-TERM FUNDS (Cost $1,310,339)		1,297,440

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,772,973)	14,154,832
NET OTHER ASSETS (LIABILITIES) - 0.0%	(576)
NET ASSETS - 100.0%	14,154,256

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,270,413	30,430	482,484	5	(23,870)	32,701	2,827,190
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	99,867	2,978	10,038	80	(1,390)	(5,660)	85,757
Fidelity Series Blue Chip Growth Fund	207,095	21,177	21,784	614	1,193	(21,180)	186,501
Fidelity Series Canada Fund	110,291	5,128	16,743	-	1,861	(12,717)	87,820
Fidelity Series Commodity Strategy Fund	123,398	3,681	16,574	2,577	(1,623)	(2,422)	106,460
Fidelity Series Corporate Bond Fund	1,364,912	51,923	143,193	13,735	(29,318)	(54,937)	1,189,387
Fidelity Series Emerging Markets Debt Fund	84,622	3,022	9,041	1,250	(2,503)	(2,719)	73,381
Fidelity Series Emerging Markets Debt Local Currency Fund	28,678	998	3,428	-	(375)	(1,399)	24,474
Fidelity Series Emerging Markets Fund	159,950	22,121	24,848	-	(2,470)	(16,984)	137,769
Fidelity Series Emerging Markets Opportunities Fund	637,224	111,531	116,888	-	(12,871)	(67,567)	551,429
Fidelity Series Floating Rate High Income Fund	16,783	514	3,005	367	13	(81)	14,224
Fidelity Series Government Bond Index Fund	1,984,604	79,551	201,101	13,826	(20,200)	(64,621)	1,778,233
Fidelity Series Government Money Market Fund 5.09%	373,590	7,078	120,861	4,439	-	-	259,807
Fidelity Series High Income Fund	89,000	2,072	10,524	1,277	(1,870)	(1,817)	76,861
Fidelity Series International Credit Fund	7,460	73	-	72	-	(165)	7,368
Fidelity Series International Developed Markets Bond Index Fund	642,907	9,388	73,798	1,385	(10,393)	(2,560)	565,544
Fidelity Series International Growth Fund	278,109	17,686	43,288	-	(6,692)	(22,678)	223,137
Fidelity Series International Index Fund	105,177	4,943	15,815	-	595	(11,086)	83,814
Fidelity Series International Small Cap Fund	87,237	144,787	9,670	-	(2,455)	(7,923)	211,976
Fidelity Series International Value Fund	280,062	6,509	45,477	-	2,533	(21,447)	222,180
Fidelity Series Investment Grade Bond Fund	2,027,936	81,629	213,329	19,764	(30,791)	(81,459)	1,783,986
Fidelity Series Investment Grade Securitized Fund	1,376,634	52,361	145,120	12,775	(23,080)	(66,347)	1,194,448
Fidelity Series Large Cap Growth Index Fund	130,833	10,301	13,348	-	2,683	(12,289)	118,180
Fidelity Series Large Cap Stock Fund	145,083	10,546	16,104	3,161	1,772	(16,415)	124,882
Fidelity Series Large Cap Value Index Fund	269,527	19,658	39,800	-	4,513	(29,557)	224,341
Fidelity Series Long-Term Treasury Bond Index Fund	626,786	108,775	59,524	5,070	(7,049)	(89,596)	579,392
Fidelity Series Overseas Fund	278,417	15,459	41,147	-	(4,092)	(25,455)	223,182
Fidelity Series Real Estate Income Fund	23,369	594	7,121	360	(467)	(758)	15,617
Fidelity Series Short-Term Credit Fund	298,973	5,027	44,305	2,060	(1,514)	924	259,105
Fidelity Series Small Cap Core Fund	715	-	-	-	-	(98)	617
Fidelity Series Small Cap Opportunities Fund	66,365	5,723	6,381	289	111	(8,956)	56,862
Fidelity Series Treasury Bill Index Fund	1,072,458	21,856	314,938	12,967	(1,143)	295	778,528
Fidelity Series Value Discovery Fund	99,468	3,144	13,898	-	1,186	(7,520)	82,380
	16,367,943	860,663	2,283,575	96,073	(167,706)	(622,493)	14,154,832

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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